UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suit 2 Omaha, NE   68130

(Address of principal executive offices)

(Zip code)

James  Ash,        Gemini Fund Services, LLC

             80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      3/31

Date of reporting period:  6/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014

Shares	INVESTMENTS- 89.3%		Value
	COMMON STOCK - 89.3%
	ADVERTISING - 0.6%
18,964	Lamar Advertising Co. +		$ 1,005,092

	AEROSPACE/DEFENSE - 0.4%
25,713	BBA Aviation PLC		135,889
3,490	TransDigm Group, Inc. +		583,737
			719,626
	AGRICULTURE - 0.6%
12,413	Bunge Ltd. +		938,919

	AIRLINES - 0.8%
31,607	American Airlines Group, Inc. *		1,357,837

	APPAREL - 0.2%
766	Hermes International		282,592

	AUTO PARTS & EQUIPMENT - 2.2%
49,146	Allison Transmission Holdings, Inc. +		1,528,441
12,728	Lear Corp. +		1,136,865
9,546	Magna International, Inc. +		1,028,581
			3,693,887
	BANKS - 4.8%
7,707	BNCCORP, Inc. *		138,726
19,627	Citigroup, Inc.		924,432
20,703	Guaranty Bancorp		287,777
81,175	Heritage Oaks Bancorp *		619,365
11,043	J.P. Morgan Chase & Co.		636,298
13,874	Metro Bancorp, Inc. *		320,767
23,193	North Valley Bancorp *		505,375
62,788	Regions Financial Corp.		666,809
16,308	State Street Corp.		1,096,876
9,574	Talmer Bancorp, Inc. *		132,025
14,222	US Bancorp		616,097
10,959	ViewPoint Financial Group, Inc.		294,907
31,678	Wells Fargo & Co. +		1,664,996
			7,904,450
	BEVERAGES - 2.7%
9,255	Anheuser-Busch InBev - ADR +		1,063,770
17,420	Brown-Forman Corp. +		1,640,441
44,382	Crimson Wine Group, Ltd. *		401,657
10,511	Diageo PLC - ADR +		1,337,735
			4,443,603
	BUILDING MATERIALS - 0.6%
24,202	Fortune Brands Home & Security, Inc.		966,386

	CHEMICALS - 7.9%
3,116	Airgas, Inc. +		339,364
4,290	CF Industries Holdings, Inc.		1,031,874
13,134	Ecolab, Inc. +		1,462,340
13,343	El du Pont de Nemours & Co.		873,166
12,413	FMC Corp.		883,681
56,892	Huntsman Corp. +		1,598,665
9,031	Monsanto Co.		1,126,527
30,481	Potash Corp of Saskatchewan, Inc.		1,157,059
8,097	Sherwin Williams Co. +		1,675,350
30,897	W.R. Grace & Co. *		2,920,693
			13,068,719
Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Shares			Value
	COMMERCIAL SERVICES - 2.6%
2,194	Green Dot Corp. - Class A *		$ 41,642
16,765	Hertz Global Holdings, Inc. *		469,923
24,000	MasterCard, Inc. - Class A		1,763,280
42,431	MoneyGram International, Inc. *		625,009
16,582	Moody's Corp. +		1,453,578
			4,353,432
	COSMETICS/PERSONAL CARE - 2.0%
37,371	Colgate-Palmolive Co. +		2,547,955
40,970	Coty, Inc.		701,816
			3,249,771
	DISTRIBUTION/WHOLESALE - 0.0%
45,429	BlueLinx Holdings Inc. *		63,601

	DIVERSIFIED FINANCIAL SERVICES - 3.0%
119,583	CIFC Corp.		1,077,443
11,741	Discover Financial Services		727,707
17,924	Lazard Ltd. - Cl. A - MLP +		924,161
17,489	Nelnet Inc. - Cl. A		724,569
23,979	Ocwen Financial Corp. *		889,621
26,848	Oppenheimer Holdings, Inc. - Cl. A		644,084
284	Outerwall, Inc.		16,855
			5,004,440
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
28,253	AMETEK, Inc.		1,477,067

	ELECTRONICS - 2.7%
25,236	Agilent Technologies, Inc.		1,449,556
31,735	Sensata Technologies Holding NV *,+		1,484,563
39,513	Trimble Navigation Ltd. *		1,460,005
			4,394,124
	ENVIRONMENTAL CONTROL - 0.6%
45,137	Darling International, Inc. *		943,363

	FOOD - 4.4%
22,579	Calavo Growers, Inc.		763,848
30,402	Diamond Foods, Inc. *		857,336
23	Lindt & Spruengli AG		1,420,611
169,287	Scandi Standard AB *		1,201,837
30,406	Tyson Foods, Inc.		1,141,441
57,849	WhiteWave Foods Co. *,+		1,872,572
			7,257,645
	HAND/MACHINE TOOLS - 0.8%
49,861	Finning International, Inc.		1,396,258

	HEALTHCARE-PRODUCTS - 0.6%
9,082	Becton Dickinson & Co. +		1,074,401

	HEALTHCARE-SERVICES - 1.7%
39,562	HCA Holdings Inc. *,+		2,230,506
11,786	Tenet Healthcare Corp. *		553,235
			2,783,741
	HOME BUILDERS - 1.0%
45,973	Brookfield Residential Properties, Inc. *		953,940
23,793	William Lyon Homes - Class A *		724,259
			1,678,199
	HOUSEWARES - 0.8%
21,475	Toro Co.		1,365,810

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Shares			Value
	INSURANCE - 1.9%
34,812	American International Group, Inc.		$ 1,900,039
33,774	Hartford Financial Services Group, Inc. +		1,209,447
			3,109,486
	INTERNET - 1.1%
1,896	Google, Inc. - Class A *		1,108,534
47,695	Move, Inc. *		705,409
			1,813,943
	INVESTMENT COMPANIES - 0.3%
41,655	OFS Capital Corp.		541,515

	LEISURE TIME - 0.5%
15,803	Royal Caribbean Cruises Ltd.		878,647

	LODGING - 1.6%
48,006	MGM Resorts International *,+		1,267,358
18,551	Wyndham Worldwide Corp. +		1,404,682
			2,672,040
	MACHINERY-DIVERSIFIED - 0.7%
46,713	Briggs & Stratton Corp.		955,748
2,099	Flowserve Corp. +		156,061
			1,111,809
	MEDIA - 4.0%
22,655	CBS Corp. - Class B		1,407,782
1,900	Gannett Co., Inc. +		59,489
34,868	Liberty Global PLC - Class A *,+		1,541,863
21,956	Nielson Holdings NV		1,062,890
245,616	Sirius XM Holdings, Inc. *		849,831
19,100	Walt Disney Co. +		1,637,634
			6,559,489
	METAL FABRICATE/HARDWARE 1.0%
6,238	Timken Co. *		303,791
19,176	Timken Co.		1,300,900
			1,604,691
	MINING - 1.0%
44,464	Freeport-McMoRan Copper & Gold, Inc. +		1,622,936

	MISCELLANEOUS MANUFACTURING - 1.4%
19,037	Danaher Corp.		1,498,783
10,509	Pall Corp.		897,363
			2,396,146
	OIL & GAS - 3.7%
6,321	Anadarko Petroleum Corp.		691,960
9,268	Hess Corp.		916,512
3,891	Memorial Resource Development Corp. *		94,785
31,821	Noble Corp. PLC +		1,067,913
15,803	Occidental Petroleum Corp. +		1,621,862
52,188	Patterson-UTI Energy, Inc. +		1,823,448
			6,216,480
	PHARMACEUTICALS - 6.0%
58,169	Abbott Labs		2,379,112
10,599	Actavis PLC *		2,364,107
25,285	Cardinal Health, Inc.		1,733,540
7,586	McKesson Corp. +		1,412,589
35,267	Phibro Animal Helath Corp. *		774,111
40,642	Zoetis, Inc.		1,311,517
			9,974,976

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Shares			Value
	REAL ESTATE - 0.3%
19,873	Altisource Residential Corp.		$ 517,294

	REITS - 1.2%
18,288	Cherry Hill Mortgage Investment Corp.		366,674
4,054	NorthStar Realty Finance Corp.		68,107
85,603	NorthStar Realty Finance Corp.		1,487,780
			1,922,561
	RETAIL - 11.6%
36,119	American Eagle Outfitters, Inc.		405,255
24,429	Bob Evans Farms, Inc.		1,222,672
7,451	Buffalo Wild Wings, Inc. *		1,234,705
11,318	Cie Financiere Richemont SA		1,187,439
13,940	Costco Wholesale Corp. +		1,605,330
23,775	CST Brands, Inc. +		820,238
23,481	Dollar General Corp. *,+		1,346,870
20,566	Domino's Pizza, Inc. +		1,503,169
13,808	Foot Locker, Inc. +		700,342
15,681	Home Depot, Inc. +		1,269,534
14,676	Jack in the Box, Inc. *		878,212
12,418	Lithia Motors, Inc. +		1,168,161
103,863	Luby's, Inc. *		610,714
12,643	Sears Holdings Corp. *		505,214
6,196	Signet Jewelers Ltd. +		685,216
11,306	Tiffany & Co. +		1,133,427
15,128	Tractor Supply Co.		913,731
23,707	Vitamin Shoppe, Inc. *		1,019,875
13,267	Wal-Mart Stores, Inc. +		995,954
			19,206,058
	SAVINGS & LOANS - 1.4%
73,950	Investors Bancorp, Inc.		817,148
30,190	Oritani Financial Corp.		464,624
13,991	Provident Financial Holdings, Inc.		203,429
46,403	Simplicity Bancorp, Inc.		809,732
			2,294,933
	SEMICONDUCTORS - 3.0%
44,549	Freescale Semiconductor LTD. *,+		1,046,901
31,821	NXP Semiconductor NV *,+		2,105,914
39,697	Skyworks Solutions, Inc. *,+		1,864,171
			5,016,986
	TELECOMMUNICATIONS - 1.7%
45,667	Juniper Networks, Inc. *,+		1,120,668
168,825	RF Micro Devices, Inc. *,+		1,619,032
			2,739,700
	TRANSPORTATION - 5.0%
18,870	CAI International, Inc. *		415,329
11,592	FedEx Corp. +		1,754,797
6,210	JB Hunt Transportation Services, Inc.		458,174
39,643	Union Pacific Corp.		3,954,389
15,632	United Parcel Service, Inc. +		1,604,781
			8,187,470

	TOTAL COMMON STOCK (Cost - $135,860,609)		147,810,123

Number of	PURCHASED OPTIONS- 0.0% **
Contracts	PUT OPTIONS - 0.0%	Expiration
24	World Acceptance Corp., @ $ 80.00	Oct-14	21,600
22	World Acceptance Corp., @ $ 85.00	Oct-14	26,400
	TOTAL PURCHASED OPTIONS (Cost - $60,053)		48,000

	TOTAL INVESTMENTS - 87.6% (Cost - $133,920,662) (a)		$ 147,858,123
	OTHER ASSETS LESS LIABILITIES - 12.4%		17,624,250
	NET ASSETS - 100.0%		$ 165,482,373
Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Shares	SECURITIES SOLD SHORT - (62.8) %		Value
	COMMON STOCK - (38.3) %
	AGRICULTURE - (0.3) %
(8,891)	Andersons, Inc.		$ (458,598)

	APPAREL - (0.4) %
(25,285)	Wolverine World Wide, Inc.		(658,927)

	AUTO MANUFACTURERS - (2.2) %
(25,248)	Navistar International Corp. *		(946,295)
(21,684)	PACCAR Inc.		(1,362,406)
(5,684)	Tesla Motors, Inc. *		(1,364,501)
			(3,673,202)
	BANKS - (1.3) %
(4,193)	Bank of the Ozarks, Inc.		(140,256)
(5,847)	Cullen/Frost Bankers, Inc.		(464,369)
(8,713)	Iberiabank Corp.		(602,852)
(8,036)	Northern Trust Corp.		(515,992)
(1,117)	Trico Bancshares		(25,847)
(45,151)	Valley National Bancorp		(447,446)
			(2,196,762)
	BEVERAGES - (0.6) %
(9,031)	Dr Pepper Snapple Group, Inc.		(529,036)
(5,419)	PepsiCo, Inc.		(484,133)
			(1,013,169)
	BUILDING MATERIALS - (0.2) %
(12,643)	Trex Co., Inc. *		(364,371)

	CHEMICALS - (0.4) %
(3,405)	Agrium, Inc.		(312,000)
(20,321)	American Vanguard Corp.		(268,644)
			(580,644)
	COMMERCIAL SERVICES - (0.8) %
(7,727)	Avis Budget Group, Inc. *		(461,225)
(11,037)	CoreLogic, Inc. *		(335,083)
(17,511)	Tree.com, Inc. *		(510,270)
			(1,306,578)
	DISTRIBUTION/WHOLESALE - (0.4) %
(10,356)	Beacon Roofing Supply, Inc. *		(342,991)
(3,161)	Fossil Group, Inc. *		(330,388)
			(673,379)
	DIVERSIFIED FINANCIAL SERVICES - (2.1) %
(13,407)	Ally Financial, Inc. *		(320,561)
(284)	Altisource Asset Management Corp. *		(205,349)
(810)	Altisource Portoflio Solutions SA *		(92,810)
(12,175)	Calamos Asset Management, Inc. - Class A		(163,023)
(67,553)	Cowen Group, Inc. *		(285,074)
(5,408)	Ellie Mae, Inc. *		(168,351)
(7,700)	MarketAxes Holdings, Inc.		(416,262)
(284)	Outerwall, Inc. *		(16,855)
(7,796)	Piper Jaffray Companies, Inc. *		(403,599)
(14,681)	Santander Consumer USA Holdings, Inc.		(285,399)
(33,398)	Stonegate Mortgage Corp. *		(465,902)
(21,020)	Walter Investment Management Corp. *		(625,976)
			(3,449,161)
	ELECTRICAL COMPONANTS & EQUIPMENT - (0.0) %
(43,669)	Capstone Turbine Corp. *		(65,940)

	ENERGY-ALTERNATE SOURCES - (0.2) %
(2,959)	Amyris, Inc. *		(11,037)
(10,117)	Gevo, Inc. *		(8,701)
(24,385)	Renewable Energy Group, Inc. *		(279,696)
			(299,434)
Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Shares			Value
	FOOD - (3.2) %
(27,095)	Amira Nature Foods Ltd. *		$ (370,930)
(6,774)	Campbell Soup Co.		(310,317)
(23,705)	Chefs' Warehouse, Inc. *		(468,647)
(27,783)	Fairway Group Holdings Corp. *		(184,757)
(8,580)	Fresh Market, Inc. *		(287,173)
(7,677)	Hormel Foods Corp.		(378,860)
(24,154)	McCormick & Co., Inc.		(1,729,185)
(18,055)	Pilgrim's Pride Corp. *		(493,985)
(6,096)	Sanderson Farms, Inc.		(592,531)
(5,645)	TreeHouse Foods, Inc. *		(451,995)
			(5,268,380)
	HEALTHCARE - PRODUCTS - (0.5) %
(19,092)	Patterson Cos., Inc. +		(754,325)

	HEALTHCARE SERVICES - (1.0) %
(19,050)	UnitedHealth Group, Inc.		(1,557,338)

	HOME FURNISHINGS - (0.5) %
(14,707)	Tempur Sealy International, Inc. *		(878,008)

	HOUSEHOLD PRODUCTS WARES - (0.5) %
(8,270)	Scotts Miracle-Gro Co.		(470,232)
(11,288)	SodaStream International Ltd. *		(379,277)
			(849,509)
	INSURANCE - (1.7) %
(8,218)	Everest RE Group Ltd.		(1,318,907)
(9,482)	PartnerRE Ltd.		(1,035,529)
(13,297)	Stewart Information Services Corp.		(412,340)
			(2,766,776)
	INTERNET - (0.2) %
(1,900)	Zillow, Inc. *		(271,567)

	INVESTMENT COMPANIES - (0.2) %
(7,433)	Main Street Capital Corp.		(244,769)

	LEISURE TIME - (0.3) %
(27,085)	Fox Factory Holding Corp. *		(476,425)

	LODGING - (0.1) %
(11,786)	Caesars Entertaiment Corp. *		(213,091)

	MACHINERY-CONSTRUCTION & MINING - (2.3) %
(24,538)	Caterpillar Inc.		(2,666,544)
(18,927)	Joy Global, Inc.		(1,165,525)
			(3,832,069)
	MACHINERY-DIVERSIFIED - (2.5) %
(31,904)	AGCO Corp.		(1,793,643)
(25,742)	Deere & Co.		(2,330,938)
			(4,124,581)
	METAL FABRICATE/HARDWARE - (0.5) %
(8,785)	Timken Steel Corp. *		(338,662)
(2,935)	Valmont Industries Inc.		(445,973)
			(784,635)
	MINING - (0.3) %
(5,645)	Compass Minerals International, Inc.		(540,452)

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Shares			Value
	MISCELLANEOUS MANUFACTURING - (0.2) %
(11,835)	Metabolix, Inc. *		$ (10,296)
(7,674)	Raven Industries, Inc.		(254,316)
			(264,612)
	OIL & GAS - (0.7) %
(4,714)	Exxon Mobil Corp.		(474,606)
(8,250)	Noble Energy, Inc.		(639,045)
			(1,113,651)
	OIL & GAS SERVICES - (0.8) %
(18,964)	Haliburton Co.		(1,346,634)

	REAL ESTATE - (0.6) %
(12,014)	HFF, Inc.		(446,801)
(14,450)	Realogy Holdings Corp. *		(544,909)
			(991,710)
	REITS - (0.1) %
(6,580)	Redwood Trust, Inc.		(128,113)

	RETAIL - (8.3) %
(13,446)	America's Car-Mart, Inc. *		(531,789)
(7,225)	Bob Evans Farms, Inc.		(361,611)
(11,786)	Buckle, Inc.		(522,827)
(3,161)	Buffalo Wild Wings, Inc. *		(523,809)
(28,639)	CarMax, Inc. *		(1,489,514)
(45,157)	Denny's Corp. *		(294,424)
(5,169)	First Cash Financial Services, Inc. *		(297,683)
(17,679)	GNC Holdings, Inc.		(602,854)
(12,643)	Kohl's Corp.		(666,033)
(18,964)	Lowe's Cos, Inc.		(910,083)
(9,515)	Noodles & Co. *		(327,221)
(5,448)	Panera Bread Co. - Cl. A *		(816,274)
(5,893)	Ross Stores, Inc.		(389,704)
(15,803)	Sonic Corp. *		(348,930)
(29,465)	Staples, Inc.		(319,401)
(29,168)	Target Corp.		(1,690,286)
(8,840)	TJX Cos, Inc.		(469,846)
(15,803)	Tractor Supply Co.		(954,501)
(24,930)	Wal-Mart Stores, Inc.		(1,871,495)
(40,642)	Wendy's Co.		(346,676)
			(13,734,961)
	SAVINGS & LOANS - (1.3) %
(9,370)	BofI Holding, Inc. *		(688,414)
(27,210)	Everbank Financial Corp.		(548,553)
(28,720)	New York Community Bancorp, Inc.		(458,946)
(28,495)	People's United Financial, Inc.		(432,269)
			(2,128,182)
	SEMICONDUCTORS - (1.2) %
(24,539)	Qualcomm, Inc.		(1,943,489)

	SOFTWARE - (0.9) %
(25,359)	Salesforce.com, Inc. *		(1,472,851)

	STORAGE/WAREHOUSING - (0.3) %
(9,598)	Mobile Mini, Inc.		(459,648)

	TRANSPORTATION - (1.5) %
(12,643)	CH Robinson Worldwide, Inc.		(806,497)
(16,619)	Norfolk Southern Corp.		(1,712,256)
			(2,518,753)

	TOTAL COMMON STOCK (Proceeds - $60,911,559)		(63,404,694)

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Shares	EXCHANGE TRADED FUNDS - (24.5) %		Value
	DEBT FUND - (0.6) %
(22,893)	SPDR Barclays High Yield Bond		$ (955,325)

	EQUITY FUNDS - (23.9) %
(39,887)	Consumer Discretionary Select Sector SPDR Fund		(2,662,058)
(52,195)	iShares Russell 2000 ETF		(6,201,289)
(15,803)	Market Vectors Semiconductor ETF		(782,090)
(151,288)	SPDR S&P 500 ETF Trust		(29,610,087)
(10,958)	SPDR S&P Bank ETF		(366,216)
			(39,621,740)

	TOTAL EXCHANGE TRADED FUNDS - (Proceeds $39,079,592)		(40,577,065)

	TOTAL SECURITIES SOLD SHORT (Proceeds- $99,991,151) (a)		$ (103,981,759)

ADR	American Depositary Receipt
MLP	Master Limited Partnership
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
*	Non-income producing security.
**	Each option contract allows the holder of the option to sell 100 shares of the underlying security.
+	All or part of the security was held as collateral for securities sold short as of June 30, 2014.
#	Represents less than 1 share.
(a)

Represents cost for financial reporting purpose. Aggregate cost for federal tax purposes (including securities sold short and including purchase options) is $35,929,511 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 14,166,855
		Unrealized Depreciation:	(6,220,002)
		Net Unrealized Appreciation:	$ 7,946,853

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Altegris Equity Long Short Fund
Portfolio of Investments (Unaudited) (Continued)
June 30, 2014

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments*
Common Stock	$ 147,810,123	$ -	$ -	$ 147,810,123
Derivatives
Purchase Options*	48,000	-	-	48,000
Total Assets	$ 147,858,123	$ -	$ -	$ 147,858,123

Liabilities
Securities Sold Short*
Common Stock	$ (63,404,694)	-	-	$ (63,404,694)
Exchange Traded Funds	(39,621,740)	-	-	(39,621,740)
Total Liabilities	$ (103,026,434)	$ -	$ -	$(103,026,434)
* Refer to the Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the period ended.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

Forward Foreign Currency Exchange Contracts – The Fund may enter into Forward Foreign Currency Exchange Contracts (“Forward Contracts”), in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy.  When executing Forward Contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.  With respect to sales of forwards contracts, the Fund would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates.  With respect to purchases of forward contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the Forward Contract is closed.  The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Fund is also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.

As of June 30, 2014 the following Forward Foreign Currency Exchange contracts were open:

					Unrealized
	Settlement	Local	U.S. Dollar		Appreciation
Foreign Currency	Date	Currency	Market Value	Counterparty	(Depreciation)
To Sell:
British Pound	7/2/2014	63,621	108,742	JP Morgan	(727)
Euro	9/17/2014	183,884	255,912	JP Morgan	(2,194)
Swiss Franc	9/17/2014	2,276,390	2,539,696	JP Morgan	(28,601)
			$ 2,904,350		$ (31,522)
To Buy:
British Pound	7/2/2014	6,788	11,609	JP Morgan	53
Swiss Franc	7/2/2014	83,594	94,255	JP Morgan	412
			$ 105,864		$ 465

Total unrealized depreciation on forward foreign currency exchange contracts					$ (31,057)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/25/2014

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

08/25/2014